12. Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress (1)	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2019	5,741,439	47,508,461	7,371,556	11,124,709	10,723,987	3,245,401	85,715,553
Additions	1,440,902	11,539,267	-	-	24,117,611	85,152	37,182,932
Transfers	1,412,519	825,047	6,074,115	(4,531,111)	(3,826,867) (3)	90	(46,207)
Disposals	-	-	-	-	-	(3,246)	(3,246)
12-31-2019	8,594,860	59,872,775	13,445,671	6,593,598	31,014,731	3,327,397	122,849,032
Additions	5,165	104,185	-	-	11,223,599	119,375	11,452,324
Transfers	1,207,819	9,950,779	9,782,105	(4,067,667)	(21,527,659)	532,835	(4,121,788) (2)
Disposals	-	-	-	-	-	(1,548)	(1,548)
12-31-2020	9,807,844	69,927,739	23,227,776	2,525,931	20,710,671	3,978,059	130,178,020

	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Depreciation and impairment

01-01-2019	1,027,859	34,434,565	163,359	-	-	2,827,456	38,453,239
Depreciation for the year	170,841	2,010,313	446,348	-	-	54,082	2,681,584
Disposals and impairment	-	1,318,269	-	1,695,826	1,516,091	(3,243)	4,526,943
12-31-2019	1,198,700	37,763,147	609,707	1,695,826	1,516,091	2,878,295	45,661,766

Depreciation for the year	223,697	2,384,377	907,830	-	-	104,770	3,620,674
Disposals and impairment	32,540	1,012,242	-	1,500,186	858,243	13,890	3,417,101
Transfers	-	-	-	(1,708,216)	-	-	(1,708,216) (4)
12-31-2020	1,454,937	41,159,766	1,517,537	1,487,796	2,374,334	2,996,955	50,991,325

Net book value:
12-31-2020	8,352,907	28,767,973	21,710,239	1,038,135	18,336,337	981,104	79,186,695
12-31-2019	7,396,160	22,109,628	12,835,964	4,897,772	29,498,640	449,102	77,187,266

(1)	The Group has capitalized borrowing costs for a total amount of 303,299, 231,235 and 289,145 during the years ended December 31, 2020, 2019 and 2018, respectively.

(2)	Includes 54,121 transferred to intangible assets related to transmission lines and electrical substations that were transferred to electric energy transport companies and 4,067,667 transferred to item "property, plant and equipment available for sale" (see Note 22.5).

(3)	Includes 4,146,562 transferred from gas turbines to construction in progress because the gas turbines were used in the co-generation project “Terminal 6 San Lorenzo”, and (46,207) transferred to intangible assets related to transmissions lines and electrical substations that were transferred to electric energy transport companies.

(4)	Transferred to item "property, plant and equipment available for sale" (see Note 22.5).